Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	REVELATION BIOSCIENCES, INC.
Entity Central Index Key	0001810560
Entity Emerging Growth Company	false
Entity File Number	001-39603
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3898466
Entity Address, Address Line One	4660 La Jolla Village Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(650)
Local Phone Number	800-3717
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	REVB
Security Exchange Name	NASDAQ
Series B Junior Participating Preferred Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Series B junior participating preferred purchase rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for a 1/201,600th share of common stock at an exercise price of $2,318,400 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for a 1/1,411,200th share of common stock at an exercise price of $16,228,800.00 per share
Trading Symbol	REVBW
Security Exchange Name	NASDAQ